Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cash flows from operating activities
Net income	$ 11,437	$ 12,871
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations	126,826	49,808
Change in loans, net of securitizations	(45,639)	(42,672)
Change in trading securities	10,377	(18,276)
Change in obligations related to assets sold under repurchase agreements and securities loaned	47,645	19,772
Change in assets purchased under reverse repurchase agreements and securities borrowed	(6,054)	(12,359)
Change in obligations related to securities sold short	(5,784)	2,822
Other operating activities, net	(8,566)	(2,413)
Net cash from (used in) operating activities	138,819	14,265
Cash flows from investing activities
Change in interest-bearing deposits with banks	(676)	(1,874)
Purchases of investment securities	(149,516)	(72,435)
Net acquisitions of premises and equipment and other intangibles	(2,629)	(2,261)
Net cash from (used in) investing activities	(39,557)	(11,126)
Cash flows from financing activities
Issuance of subordinated debentures	2,750	1,500
Repayment of subordinated debentures	(3,000)	(1,100)
Issue of common shares, net of issuance costs	70	105
Common shares purchased for cancellation	(814)	(1,030)
Issue of preferred shares and other equity instruments, net of issuance costs	1,745	350
Redemption of preferred shares and other equity instruments	(1,508)	(950)
Dividends paid on shares and distributions paid on other equity instruments	(6,333)	(6,025)
Net cash from (used in) financing activities	(7,746)	(7,457)
Net change in cash and due from banks	92,578	(3,899)
Cash and due from banks at beginning of period	26,310	30,209
Cash and due from banks at end of period	118,888	26,310
Supplemental disclosure of cash flow information
Amount of interest paid	13,058	19,984
Amount of interest received	33,244	39,500
Amount of dividends received	2,753	2,209
Amount of income taxes paid	2,880	2,977
Parent [member]
Cash flows from operating activities
Net income	11,432	12,860
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,199)	(7,137)
Change in deposits, net of securitizations	101,128	39,238
Change in loans, net of securitizations	(30,833)	(31,744)
Change in trading securities	404	2,350
Change in obligations related to assets sold under repurchase agreements and securities loaned	26,716	12,449
Change in assets purchased under reverse repurchase agreements and securities borrowed	(10,282)	(15,814)
Change in obligations related to securities sold short	(3,032)	797
Other operating activities, net	685	(8,149)
Net cash from (used in) operating activities	89,019	4,850
Cash flows from investing activities
Change in interest-bearing deposits with banks	676	(2,018)
Proceeds from sales and maturities of investment securities	74,849	37,963
Purchases of investment securities	(101,551)	(39,461)
Net acquisitions of premises and equipment and other intangibles	(1,243)	(1,266)
Change in cash invested in subsidiaries	1,484	332
Change in net funding provided to subsidiaries	39,306	4,616
Net cash from (used in) investing activities	13,521	166
Cash flows from financing activities
Issuance of subordinated debentures	2,750	1,500
Repayment of subordinated debentures	(3,000)	(1,100)
Issue of common shares, net of issuance costs	70	105
Common shares purchased for cancellation	(814)	(1,030)
Issue of preferred shares and other equity instruments, net of issuance costs	1,745	350
Redemption of preferred shares and other equity instruments	(1,508)	(950)
Dividends paid on shares and distributions paid on other equity instruments	(6,333)	(6,025)
Repayment of lease liabilities	(317)
Net cash from (used in) financing activities	(7,407)	(7,150)
Net change in cash and due from banks	95,133	(2,134)
Cash and due from banks at beginning of period	14,264	16,398
Cash and due from banks at end of period	109,397	14,264
Supplemental disclosure of cash flow information
Amount of interest paid	10,335	14,574
Amount of interest received	22,340	25,883
Amount of dividends received	1,977	1,694
Amount of income taxes paid	$ 917	$ 1,789